INCOME TAX AND DEFERRED TAX ASSETS (Tables)	6 Months Ended
Jun. 30, 2025
INCOME TAX AND DEFERRED TAX ASSETS
Schedule of deferred tax assets and liabilities

	June 30,		December 31,
Deferred Tax Assets:	2025		2024
Allowance for CECL - trade receivable		$14	$—
Net operating loss - China		3,438	633,856
Net operating loss - UK		194,762	148,523
Deferred tax assets		198,214	782,379
Valuation allowance		(198,214)	(782,379)
Net deferred tax assets		$—	$—

Schedule of reconciliation of the statutory income tax rate and the effective income tax rate

	June 30,	June 30,
China	2025	2024
Hong Kong statutory income tax rate	16.50%	16.50%
Valuation allowance recognized with respect to the loss in Hong Kong Company	(16.50)%	(16.50)%
PRC statutory income tax rate	25.00%	25.00%
Valuation allowance recognized with respect to the loss in PRC Company	(25.00)%	(25.00)%
Effect of valuation and deferred tax adjustments	0.00%	0.00%
Effective rate	0.00%	0.00%

United Kingdom
UK statutory income tax rate	19.00%	19.00%
Valuation allowance recognized with respect to the loss in UK	(19.00)%	(19.00)%
Effect of valuation and deferred tax adjustments	0.00%	0.00%
Effective rate	0.00%	0.00%